Employee Benefit Plan, Description of Plan - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Description of Plan
NOTE 1 — DESCRIPTION OF THE PLAN

The following description of the Retirement Savings Plan (the “Plan”) of Corteva, Inc. is provided for general purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. Throughout this Form 11-K, “Corteva” or “the Company” refers to Corteva, Inc. and its consolidated subsidiaries, including EIDP, Inc. (“EIDP”) (formerly known as E. I. du Pont de Nemours and Company) and its consolidated subsidiaries.

General
The Plan is a defined contribution plan subject to the provisions of the U.S. Employee Retirement Income Security Act of 1974 (“ERISA”), as amended, and the U.S. Internal Revenue Code (“IRC”). The Plan is a tax-qualified, contributory profit-sharing plan.
Corteva Agriscience, LLC, a subsidiary of Corteva, Inc., is the Plan sponsor.

Administration
The Plan Administrator is the Benefit Plans Administrative Committee, whose members are appointed by Corteva Agriscience, LLC (formerly EIDP). The Savings Plan Investment Committee, whose members are also appointed by Corteva Agriscience, LLC, has responsibility for selecting and overseeing the Plan investments and determining the Plan's valuation policies utilizing information provided by the investment advisers, custodians and insurance companies. NEPC, LLC serves as the Plan’s fiduciary investment manager under ERISA. Effective April 1, 2025, the investment management responsibilities of NEPC, LLC were expanded to include discretionary oversight for the Stable Value Fund; such oversight was previously the responsibility of DuPont Capital Management Corporation ("DCMC"), a registered investment adviser and wholly-owned subsidiary of Corteva. DCMC continued serving as the investment manager for the Stable Value Fund until management responsibilities were assumed by Invesco Advisers, Inc. effective September 15, 2025.

Corteva Agriscience, LLC holds authority to appoint trustees and has designated Bank of America, N.A. (“Bank of America”) and Northern Trust Corporation (“Northern Trust”) as trustees for the Plan. Bank of America is the trustee for the balances in common stocks, mutual funds held in the participant-directed brokerage accounts, and notes receivable from participants. Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Bank of America, provides recordkeeping and participant services. Northern Trust is the trustee for the Corteva Agriscience Defined Contribution Plan Master Trust (the "Master Trust") in which the Plan participates. See Note 3 - Interest in Master Trust, to the Financial Statements, for further information.

Participation
All employees of the Company or the Company’s subsidiaries that have adopted the Plan are immediately eligible to participate in this Plan upon hire, except represented employees in a bargaining unit that has not accepted the terms of this Plan and individuals who are classified by the Company as leased employees and independent contractors. Individuals who are receiving severance pay, retainer, or other fees under contract are not eligible to elect or receive contributions in the Plan with respect to such compensation. Temporary employees are immediately eligible for participation in the Plan. Temporary employees are defined as individuals hired to complete a special project of limited duration or to fill the vacancy of an employee who is on a leave of absence.

Contributions
Eligible employees may participate in the Plan by authorizing the Company to make payroll deductions. Participants may elect to make before-tax, Roth 401(k) or after-tax contributions of 1% to 90% of eligible compensation, as defined. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Beginning in calendar year 2025, participants who have attained ages 60 through 63 before the end of the Plan year are eligible for an enhanced $11,250 catch-up contribution limit, applicable to pre-tax and/or Roth 401(k) contributions.

Participants are automatically enrolled in the Plan at a 6% before-tax savings rate and increased 1% annually, up to a maximum of 15% of pay, if no action is taken by the employee within 60 days from the date of hire.

Under automatic enrollment, the participant assets are invested into the Target Retirement Fund that aligns with, or is closest to, the year in which the participant reaches age 65, which serves as the Plan's Qualified Default Investment Alternative ("QDIA").
This supersedes the Plan's prior QDIA which, through March 2, 2025 was the managed account feature, PersonalManager®, offered through Bank of America's Advice Access. The participant may elect not to participate in the Plan at any time. All of the participant’s savings and elections are subject to regulatory and Plan limitations.

The Company makes a matching contribution equal to 100% of a participant’s contribution, up to 6% of eligible compensation. In addition, the Company makes a contribution (“Retirement Savings Contribution”), annually in the first quarter following the plan year, only to participants who are actively employed on December 31 of the applicable plan year, currently equal to 3% of eligible pay, regardless of the employee’s contribution election. Contributions to the Plan are subject to certain limits imposed by the U.S. Internal Revenue Service ("IRS") and the Plan terms.

A participant is not able to transfer funds into Corteva common stock if their balance of Corteva common stock equals or exceeds 20% of their total account balance.

Participant Accounts
The Plan’s recordkeeper maintains an account in the name of each participant to which each participant’s contributions, the Company’s matching contributions, Retirement Savings Contributions and allocations of Plan net earnings and losses, if any, are recorded. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investments
Participants direct the investment of the contributions into various investment options offered by the Plan. Through the Master Trust, the Plan offers five passively managed index funds, six actively managed custom-designed funds, twelve target retirement funds, and one stable value fund as of December 31, 2025. Additionally, the Plan currently offers Corteva common stock and a self-directed brokerage account where participants can choose from various funds and mutual fund families. The Plan also contains an Employee Stock Ownership Plan where participants can elect to have dividends on common stock distributed to them in cash instead of being reinvested in their Plan account. For the year ended December 31, 2025, $41,065 in dividends were distributed to participants in cash.

Vesting
Participant contributions and the Company’s matching contributions are fully and immediately vested. Retirement Savings Contributions are fully vested after any of the following circumstances:

•The participant has completed at least three years of service with the Company;
•The participant reaches age 65 while working for the Company;
•The participant terminates employment with the Company due to becoming totally disabled while working for the Company;
•The participant’s job with the Company is eliminated;
•The participant’s spouse is transferred by the Company to an employment location outside the immediate geographic area while the participant is working for the Company, and the participant terminates employment with the Company;
•The participant dies while actively employed by the Company.

Notes Receivable from Participants
Participants may borrow up to one-half of their non-forfeitable account balances, excluding the Retirement Savings Contribution account, subject to a $1,000 minimum and up to a maximum equal to the lesser of $50,000 (less the participant's highest outstanding loan balance during the previous 12 months) or 50% of their account balance. The loans are executed by promissory notes and have a minimum term of 1 year and a maximum term of 10 years, except for qualified residential loans, which have a maximum term of 15 years. Loans previously transferred into the Plan could have a maximum original term of 15 years. Effective August 1, 2025 participants impacted by a federally declared disaster may request a loan from the Plan of up to 100% of their vested account balance, or $100,000 (less the participant's highest outstanding loan balance during the previous 12 months), whichever is lower, and may request their loan repayments be delayed for the 180-day period beginning on the date of the federally declared disaster. The rate of interest on loans are commensurate with the prevailing interest rate charged on similar loans made within the same locale and time period and remain fixed for the life of the loan. The loans are repaid over the term in installments of principal and interest by deduction from pay or through Automated Clearing House (“ACH”)
account debit. A participant also has the right to repay the loan in full, at any time, without penalty. At December 31, 2025, loan interest rates ranged from 4.25% to 9.50%.

Withdrawals
Participants may make a hardship withdrawal from their account for specified reasons set forth in the Plan upon establishing an immediate and heavy financial need. The amount of the hardship withdrawal cannot exceed the amount necessary to satisfy the financial need, including any amounts necessary to pay taxes or penalties reasonably expected to result. Effective August 1, 2025, participants who are impacted by a federally declared disaster may request a disaster-related withdrawal of up to $22,000. In addition, participants who received a hardship withdrawal for the purchase or construction of a home but could not use the withdrawal amount due to a federally declared disaster, may contribute up to the amount of the withdrawal as a rollover contribution to the Plan. Additionally, a participant may request an in-service withdrawal of certain contributions and their investment earnings upon reaching the age of 59.5.

Payment of Benefits
Participants may request a full distribution of their accounts when they terminate employment with the Company. However, the Retirement Savings Contributions will be paid only to the extent that they are vested in the employee’s account. On separation from service, a participant also may elect to receive the value of their account balance in installment payments. Required minimum distributions will begin in April of the calendar year following the latter of the year in which the participant attains the required minimum distribution age or the year following retirement or termination of employment. As a result of the Consolidated Appropriations Act of 2023, which includes the Setting Every Community Up Retirement Enhancement (“SECURE”) 2.0 Act, the required minimum distribution age is 70.5 for anyone born before July 1, 1949, age 72 for anyone born on or between July 1, 1949 and December 31, 1950, age 73 for anyone born on or between January 1, 1951 and December 31, 1959, and age 75 for anyone born on or after January 1, 1960.

Forfeited Accounts
At December 31, 2025 and 2024, forfeited nonvested accounts totaled $1,663,830 and $282,192, respectively. Forfeited amounts are used to restore Retirement Savings Contributions, as defined by the Plan, as well as previously forfeited distributions and accounts of participants who have forfeited amounts but again become covered employees under the Plan, and to pay reasonable Plan administrative expenses. If any forfeited amounts remain at the end of a Plan Year, they will be used to reduce Company matching contributions, as defined by the Plan. A participant’s account may be reinstated if the participant becomes a covered employee by the Plan prior to incurring five consecutive one-year breaks in service. The participant account will be reinstated as soon as practicable after the date the participant becomes a covered employee. Forfeited accounts of $3,583,483 were used to reduce employer contributions for the year ended December 31, 2025. In addition, forfeited accounts were used to reinstate participant accounts and pay for administrative expenses in the amounts of $428,649 and $142,197, respectively.

Administrative Expenses
Reasonable Plan administrative expenses, including but not limited to, recordkeeping expenses and transactional costs, may be paid by the Plan, at the election of the Savings Plan Investment Committee. Administrative expenses paid by the Plan for the year ended December 31, 2025 were $1,055,306, which excludes expenses paid by the Master Trust. Investment fees, trustee fees and other expenses related to the administration of the funds held in the Master Trust, as defined by the Plan, will be included in the cost of such funds or deducted from the value of the funds. Any other reasonable expenses associated with the administration of the Plan, such as communication fees, legal fees or compliance-related fees, may be paid by the Plan as permitted by ERISA if not paid by the Company.
EBP, Description of Plan [Line Items]
EBP, Description of Plan
NOTE 1 — DESCRIPTION OF THE PLAN

The following description of the Retirement Savings Plan (the “Plan”) of Corteva, Inc. is provided for general purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. Throughout this Form 11-K, “Corteva” or “the Company” refers to Corteva, Inc. and its consolidated subsidiaries, including EIDP, Inc. (“EIDP”) (formerly known as E. I. du Pont de Nemours and Company) and its consolidated subsidiaries.

General
The Plan is a defined contribution plan subject to the provisions of the U.S. Employee Retirement Income Security Act of 1974 (“ERISA”), as amended, and the U.S. Internal Revenue Code (“IRC”). The Plan is a tax-qualified, contributory profit-sharing plan.
Corteva Agriscience, LLC, a subsidiary of Corteva, Inc., is the Plan sponsor.

Administration
The Plan Administrator is the Benefit Plans Administrative Committee, whose members are appointed by Corteva Agriscience, LLC (formerly EIDP). The Savings Plan Investment Committee, whose members are also appointed by Corteva Agriscience, LLC, has responsibility for selecting and overseeing the Plan investments and determining the Plan's valuation policies utilizing information provided by the investment advisers, custodians and insurance companies. NEPC, LLC serves as the Plan’s fiduciary investment manager under ERISA. Effective April 1, 2025, the investment management responsibilities of NEPC, LLC were expanded to include discretionary oversight for the Stable Value Fund; such oversight was previously the responsibility of DuPont Capital Management Corporation ("DCMC"), a registered investment adviser and wholly-owned subsidiary of Corteva. DCMC continued serving as the investment manager for the Stable Value Fund until management responsibilities were assumed by Invesco Advisers, Inc. effective September 15, 2025.

Corteva Agriscience, LLC holds authority to appoint trustees and has designated Bank of America, N.A. (“Bank of America”) and Northern Trust Corporation (“Northern Trust”) as trustees for the Plan. Bank of America is the trustee for the balances in common stocks, mutual funds held in the participant-directed brokerage accounts, and notes receivable from participants. Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Bank of America, provides recordkeeping and participant services. Northern Trust is the trustee for the Corteva Agriscience Defined Contribution Plan Master Trust (the "Master Trust") in which the Plan participates. See Note 3 - Interest in Master Trust, to the Financial Statements, for further information.

Participation
All employees of the Company or the Company’s subsidiaries that have adopted the Plan are immediately eligible to participate in this Plan upon hire, except represented employees in a bargaining unit that has not accepted the terms of this Plan and individuals who are classified by the Company as leased employees and independent contractors. Individuals who are receiving severance pay, retainer, or other fees under contract are not eligible to elect or receive contributions in the Plan with respect to such compensation. Temporary employees are immediately eligible for participation in the Plan. Temporary employees are defined as individuals hired to complete a special project of limited duration or to fill the vacancy of an employee who is on a leave of absence.

Contributions
Eligible employees may participate in the Plan by authorizing the Company to make payroll deductions. Participants may elect to make before-tax, Roth 401(k) or after-tax contributions of 1% to 90% of eligible compensation, as defined. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Beginning in calendar year 2025, participants who have attained ages 60 through 63 before the end of the Plan year are eligible for an enhanced $11,250 catch-up contribution limit, applicable to pre-tax and/or Roth 401(k) contributions.

Participants are automatically enrolled in the Plan at a 6% before-tax savings rate and increased 1% annually, up to a maximum of 15% of pay, if no action is taken by the employee within 60 days from the date of hire.

Under automatic enrollment, the participant assets are invested into the Target Retirement Fund that aligns with, or is closest to, the year in which the participant reaches age 65, which serves as the Plan's Qualified Default Investment Alternative ("QDIA").
This supersedes the Plan's prior QDIA which, through March 2, 2025 was the managed account feature, PersonalManager®, offered through Bank of America's Advice Access. The participant may elect not to participate in the Plan at any time. All of the participant’s savings and elections are subject to regulatory and Plan limitations.

The Company makes a matching contribution equal to 100% of a participant’s contribution, up to 6% of eligible compensation. In addition, the Company makes a contribution (“Retirement Savings Contribution”), annually in the first quarter following the plan year, only to participants who are actively employed on December 31 of the applicable plan year, currently equal to 3% of eligible pay, regardless of the employee’s contribution election. Contributions to the Plan are subject to certain limits imposed by the U.S. Internal Revenue Service ("IRS") and the Plan terms.

A participant is not able to transfer funds into Corteva common stock if their balance of Corteva common stock equals or exceeds 20% of their total account balance.

Participant Accounts
The Plan’s recordkeeper maintains an account in the name of each participant to which each participant’s contributions, the Company’s matching contributions, Retirement Savings Contributions and allocations of Plan net earnings and losses, if any, are recorded. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investments
Participants direct the investment of the contributions into various investment options offered by the Plan. Through the Master Trust, the Plan offers five passively managed index funds, six actively managed custom-designed funds, twelve target retirement funds, and one stable value fund as of December 31, 2025. Additionally, the Plan currently offers Corteva common stock and a self-directed brokerage account where participants can choose from various funds and mutual fund families. The Plan also contains an Employee Stock Ownership Plan where participants can elect to have dividends on common stock distributed to them in cash instead of being reinvested in their Plan account. For the year ended December 31, 2025, $41,065 in dividends were distributed to participants in cash.

Vesting
Participant contributions and the Company’s matching contributions are fully and immediately vested. Retirement Savings Contributions are fully vested after any of the following circumstances:

•The participant has completed at least three years of service with the Company;
•The participant reaches age 65 while working for the Company;
•The participant terminates employment with the Company due to becoming totally disabled while working for the Company;
•The participant’s job with the Company is eliminated;
•The participant’s spouse is transferred by the Company to an employment location outside the immediate geographic area while the participant is working for the Company, and the participant terminates employment with the Company;
•The participant dies while actively employed by the Company.

Notes Receivable from Participants
Participants may borrow up to one-half of their non-forfeitable account balances, excluding the Retirement Savings Contribution account, subject to a $1,000 minimum and up to a maximum equal to the lesser of $50,000 (less the participant's highest outstanding loan balance during the previous 12 months) or 50% of their account balance. The loans are executed by promissory notes and have a minimum term of 1 year and a maximum term of 10 years, except for qualified residential loans, which have a maximum term of 15 years. Loans previously transferred into the Plan could have a maximum original term of 15 years. Effective August 1, 2025 participants impacted by a federally declared disaster may request a loan from the Plan of up to 100% of their vested account balance, or $100,000 (less the participant's highest outstanding loan balance during the previous 12 months), whichever is lower, and may request their loan repayments be delayed for the 180-day period beginning on the date of the federally declared disaster. The rate of interest on loans are commensurate with the prevailing interest rate charged on similar loans made within the same locale and time period and remain fixed for the life of the loan. The loans are repaid over the term in installments of principal and interest by deduction from pay or through Automated Clearing House (“ACH”)
account debit. A participant also has the right to repay the loan in full, at any time, without penalty. At December 31, 2025, loan interest rates ranged from 4.25% to 9.50%.

Withdrawals
Participants may make a hardship withdrawal from their account for specified reasons set forth in the Plan upon establishing an immediate and heavy financial need. The amount of the hardship withdrawal cannot exceed the amount necessary to satisfy the financial need, including any amounts necessary to pay taxes or penalties reasonably expected to result. Effective August 1, 2025, participants who are impacted by a federally declared disaster may request a disaster-related withdrawal of up to $22,000. In addition, participants who received a hardship withdrawal for the purchase or construction of a home but could not use the withdrawal amount due to a federally declared disaster, may contribute up to the amount of the withdrawal as a rollover contribution to the Plan. Additionally, a participant may request an in-service withdrawal of certain contributions and their investment earnings upon reaching the age of 59.5.

Payment of Benefits
Participants may request a full distribution of their accounts when they terminate employment with the Company. However, the Retirement Savings Contributions will be paid only to the extent that they are vested in the employee’s account. On separation from service, a participant also may elect to receive the value of their account balance in installment payments. Required minimum distributions will begin in April of the calendar year following the latter of the year in which the participant attains the required minimum distribution age or the year following retirement or termination of employment. As a result of the Consolidated Appropriations Act of 2023, which includes the Setting Every Community Up Retirement Enhancement (“SECURE”) 2.0 Act, the required minimum distribution age is 70.5 for anyone born before July 1, 1949, age 72 for anyone born on or between July 1, 1949 and December 31, 1950, age 73 for anyone born on or between January 1, 1951 and December 31, 1959, and age 75 for anyone born on or after January 1, 1960.

Forfeited Accounts
At December 31, 2025 and 2024, forfeited nonvested accounts totaled $1,663,830 and $282,192, respectively. Forfeited amounts are used to restore Retirement Savings Contributions, as defined by the Plan, as well as previously forfeited distributions and accounts of participants who have forfeited amounts but again become covered employees under the Plan, and to pay reasonable Plan administrative expenses. If any forfeited amounts remain at the end of a Plan Year, they will be used to reduce Company matching contributions, as defined by the Plan. A participant’s account may be reinstated if the participant becomes a covered employee by the Plan prior to incurring five consecutive one-year breaks in service. The participant account will be reinstated as soon as practicable after the date the participant becomes a covered employee. Forfeited accounts of $3,583,483 were used to reduce employer contributions for the year ended December 31, 2025. In addition, forfeited accounts were used to reinstate participant accounts and pay for administrative expenses in the amounts of $428,649 and $142,197, respectively.

Administrative Expenses
Reasonable Plan administrative expenses, including but not limited to, recordkeeping expenses and transactional costs, may be paid by the Plan, at the election of the Savings Plan Investment Committee. Administrative expenses paid by the Plan for the year ended December 31, 2025 were $1,055,306, which excludes expenses paid by the Master Trust. Investment fees, trustee fees and other expenses related to the administration of the funds held in the Master Trust, as defined by the Plan, will be included in the cost of such funds or deducted from the value of the funds. Any other reasonable expenses associated with the administration of the Plan, such as communication fees, legal fees or compliance-related fees, may be paid by the Plan as permitted by ERISA if not paid by the Company.
EBP, Description, Available [true false]	true